Derivative financial instruments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (loss) recognized in OCI (effective portion)	$ 14,106	$ (5,466)	$ (439)
Gain (loss) reclassified from OCI to profit or loss	(1,196)	11,412	6,018
Gain (loss) recognized on derivatives (ineffective portion)	(6)	268	(1,352)
Net Investment Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (loss) recognized in OCI (effective portion)	(909)	(277)	0
Interest income - loans [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	1,756	7,611
Gain (loss) recognized on derivatives (ineffective portion)	0	0
Interest expense - borrowings and debt [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Interest expenses - deposits [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	4,049	3,991	1,672
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Gain (loss) on foreign currency exchange [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	(7,001)	(190)	9,097
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Interest rate swaps [member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (loss) recognized in OCI (effective portion)	(593)	(834)	627
Interest rate swaps [member] | Gain (loss) on interest rate swaps [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	(3)	242	(1,258)
Cross-currency swaps [member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (loss) recognized in OCI (effective portion)	2,246	(1,924)	(1,299)
Cross-currency swaps [member] | Gain (loss) on foreign currency exchange [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	(3)	26	16
Cross-currency swaps [member] | Interest income - loans [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss			0
Gain (loss) recognized on derivatives (ineffective portion)			(110)
Forward foreign exchange [member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (loss) recognized in OCI (effective portion)	12,453	(2,708)	233
Forward foreign exchange [member] | Net Investment Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (loss) recognized in OCI (effective portion)	(909)	(277)	0
Forward foreign exchange [member] | Interest income - loans [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss			(4,751)
Gain (loss) recognized on derivatives (ineffective portion)			0
Forward foreign exchange [member] | Interest income - securities at FVOCI [Member] | Cash Flow Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) reclassified from OCI to profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	$ 0	$ 0	$ 0